Other investments	12 Months Ended
Mar. 31, 2022
Disclosure of Other investments [Abstract]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]

15.	Other investments

Other Investments comprise investment in unquoted equity instruments classified as financial assets at FVTOCI and investment in unquoted debt securities classified as financial assets at amortised cost. The details of such investments are given below:

	March 31, 202 2	March 31, 2021
Investment in equity instruments – unquoted
Investment in equity shares of Vashi Railway Station Commercial Complex Limited	150	150
Investment in equity shares of Sarayu Clean Gen Private Limited	1,560	1,560
Investment in The Gizmo App Company	19,000	5,513
Investment in Tasoula Energy Private Limited	225,000	-
Investment in Padvest Corporation	3,650	-
Investment in Digifresh Corporation	15,153	-
Investment in debt securities – unquoted
Investment in Elevo Corporation (Erstwhile Attala Systems Corporation) #	211,537	205,015
	476,050	212,238

# Unsecured convertible promissory note of $2789 with Attala Systems Corporation, of which $ 750 (₹ 55,100), $ 375 (₹ 27,600), $375 (₹ 27,600), $ 500 (₹ 36,800), $ 214 (₹ 15,700) and $ 575 (₹ 42,200) matures on 17th October 2019, 4th January 2020 , 4th April 2020 , 30th October 2020, 1st January 2021 and 27th November 2021 respectively. The note bears interest at a rate of five percent (5%). On 15th October 2019, the note has been amended to extend the maturity date to 30th October 2021. The note bears interest at a rate of five percent (5%). The promissory note is convertible to equity securities under specific terms based on triggering events as defined in the agreement.